Intangible assets - Type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Intangible assets	€ 2,429	€ 3,353
Customer relationships
Intangible assets
Intangible assets	1,788	2,063
Technologies
Intangible assets
Intangible assets	41	582
Tradenames and trademarks
Intangible assets
Intangible assets	145	191
Other intangible assets
Intangible assets
Intangible assets	€ 455	€ 517
Average for the year | Customer relationships
Intangible assets
Remaining amortization period	6 years
Average for the year | Technologies
Intangible assets
Remaining amortization period	2 years
Average for the year | Tradenames and trademarks
Intangible assets
Remaining amortization period	3 years
Average for the year | Other intangible assets
Intangible assets
Remaining amortization period	4 years